Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Payables to individual investors and financial partners for collecting principal and interests on behalf of borrowers	¥ 10,561		¥ 6,677
Interest payable	8,750		5,549
Professional service fees payable	8,358		9,791
Payroll payable	3,668		4,213
Deferred government grants	3,000		14,000
Investment consideration payable	2,574		7,995
Deferred service fee	1,885		6,890
Collection on behalf of vendors	4,593
Others	5,574		4,639
Total	¥ 48,963	$ 7,682	¥ 59,754